The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Multi-Advisor International Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 20, 2012 (Accession No. 0001193125-12-172487), which is incorporated herein by reference.